Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
11.	Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued marketing and customer service expenses(1)	192,901	530,363
Payroll and welfare payable	308,938	351,673
Payable related to services fee	50,849	92,575
Contract liability(2)	29,201	45,996
Payable related to medical crowdfunding(3)	31,072	31,529
Tax payable	11,861	24,432
Refund liability	43,478	22,108
Others	35,735	41,772
Total	704,035	1,140,448
(1)	Amount represents the accrued channel cost and customer service expense payable to third-party companies.
(2)

Amount represents the fees for other revenues service to be provided over the service period. Revenue recognized for the year ended December 31, 2025 that was included in contract liabilities as of January 1, 2025 was RMB15,750. The balance of contract liability is expected to be recognized as revenue within one year.

(3)

Amount represents the fund collected through external payment network providers that have not transferred to the custodian bank related to medical crowdfunding. See note 6 for disclosure related to fund receivable from external payment network providers.